Fair Value Measurements - Unrealized positions for available-for-sale securities (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized cost basis	$ 2,770	$ 16,357
Gross unrealized gains	1	1
Fair value	2,771	16,358
Money market funds
Debt Securities, Available-for-sale [Line Items]
Amortized cost basis	217	4,016
Gross unrealized gains	0
Fair value	217	4,016
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized cost basis	2,553	3,426
Gross unrealized gains	1
Fair value	$ 2,554	3,426
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized cost basis		8,097
Gross unrealized gains		1
Fair value		8,098
U.S. government agency securities
Debt Securities, Available-for-sale [Line Items]
Amortized cost basis		818
Fair value		$ 818